Fair value measurement - Quantitative inputs level 3 (Details) - USD ($) $ in Thousands	12 Months Ended
	Dec. 31, 2019	Dec. 31, 2018	Dec. 31, 2017
Assets
Trading Securities Debt	$ 40,321	$ 37,787
Mortgage servicing rights	150,906	169,777	$ 168,031
Other real estate	122,072	136,705
Recurring
Assets
Trading Securities Debt	40,321	37,787
Mortgage servicing rights	150,906	169,777
Recurring | CMO
Assets
Trading Securities Debt	606	659
Recurring | Other
Assets
Trading Securities Debt	3,443	3,459
Recurring | Level 3
Assets
Trading Securities Debt	970	1,139
Mortgage servicing rights	150,906	169,777
Recurring | Level 3 | Mortgage Servicing Rights
Assets
Mortgage servicing rights	$ 150,906	$ 169,777
Recurring | Level 3 | Mortgage Servicing Rights | Discounted cash flow approach | Minimum
Unobservable inputs
Weighted average life	1 month 6 days	1 month 6 days
Prepayment speed	0.20%	0.20%
Discount rate	9.50%	9.50%
Recurring | Level 3 | Mortgage Servicing Rights | Discounted cash flow approach | Maximum
Unobservable inputs
Weighted average life	14 years 4 months 24 days	17 years 4 months 24 days
Prepayment speed	18.50%	17.80%
Discount rate	14.70%	15.00%
Recurring | Level 3 | Mortgage Servicing Rights | Discounted cash flow approach | Weighted Average
Unobservable inputs
Weighted average life	6 years 6 months	6 years 9 months 18 days
Prepayment speed	6.00%	5.30%
Discount rate	11.10%	11.20%
Recurring | Level 3 | CMO
Assets
Trading Securities Debt	$ 530	$ 611
Recurring | Level 3 | CMO | Trading account debt securities | Discounted cash flow approach | Minimum
Unobservable inputs
Weighted average life	1 year 3 months 18 days	1 year 3 months 18 days
Yield	3.90%	3.90%
Prepayment speed	14.80%	16.30%
Recurring | Level 3 | CMO | Trading account debt securities | Discounted cash flow approach | Maximum
Unobservable inputs
Weighted average life	1 year 9 months 18 days	2 years 1 month 6 days
Yield	4.40%	4.40%
Prepayment speed	20.70%	20.70%
Recurring | Level 3 | CMO | Trading account debt securities | Discounted cash flow approach | Weighted Average
Unobservable inputs
Weighted average life	1 year 7 months 6 days	1 year 10 months 24 days
Yield	4.00%	4.10%
Prepayment speed	18.30%	18.90%
Recurring | Level 3 | Other
Assets
Trading Securities Debt	$ 440	$ 485
Recurring | Level 3 | Other | Trading account debt securities | Discounted cash flow approach
Unobservable inputs
Weighted average life	3 years 9 months 18 days	5 years 2 months 12 days
Yield	12.00%	12.00%
Prepayment speed	10.80%	10.80%
Recurring | Level 3 | Other | Mortgage Servicing Rights | Discounted cash flow approach | Minimum
Unobservable inputs
Prepayment speed	0.20%
Recurring | Level 3 | Other | Mortgage Servicing Rights | Discounted cash flow approach | Maximum
Unobservable inputs
Prepayment speed	18.50%
Nonrecurring
Assets
Loans	$ 35,363	$ 73,893	64,041
Other real estate	18,132	43,463	89,743
Nonrecurring | Level 3
Assets
Loans	35,363	73,893	64,041
Other real estate	18,132	43,463	$ 89,743
Nonrecurring | Level 3 | Loan
Assets
Loans	$ 38,907	$ 61,020
Nonrecurring | Level 3 | Loan | Valuation Technique External Appraisal
Unobservable inputs
Haircut applied on external appraisal	10.00%
Nonrecurring | Level 3 | Loan | Valuation Technique External Appraisal | Minimum
Unobservable inputs
Haircut applied on external appraisal		10.30%
Nonrecurring | Level 3 | Loan | Valuation Technique External Appraisal | Maximum
Unobservable inputs
Haircut applied on external appraisal		10.00%
Nonrecurring | Level 3 | Loan | Valuation Technique External Appraisal | Weighted Average
Unobservable inputs
Haircut applied on external appraisal		20.00%
Nonrecurring | Level 3 | Other real estate owned
Assets
Other real estate	$ 16,119	$ 35,233
Nonrecurring | Level 3 | Other real estate owned | Valuation Technique External Appraisal | Minimum
Unobservable inputs
Haircut applied on external appraisal	5.00%	15.00%
Nonrecurring | Level 3 | Other real estate owned | Valuation Technique External Appraisal | Maximum
Unobservable inputs
Haircut applied on external appraisal	35.00%	30.00%
Nonrecurring | Level 3 | Other real estate owned | Valuation Technique External Appraisal | Weighted Average
Unobservable inputs
Haircut applied on external appraisal	23.80%	24.70%